RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Income (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase (decrease) in net assets per the financial statements	$ 208,544,885
Change in deemed distributions of participant loans	(3,744)
Net increase (decrease) in net assets per Form 5500	$ 208,541,141